Deconsolidation (Details) - Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Lytus Technologies Inc. [Member]
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary [Line Items]
Fair Value Consideration receivable/received
Lytus Inc share capital at disposal	1,000
Add: Retained earnings at disposal date
Total of Net assets at disposal	1,000
Group Share	1,000
Less Goodwill at acquisition date
Total Loss on deconsolidation date	$ (1,000)
Global Health Sciences, Inc.[Member]
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary [Line Items]
Fair Value Consideration receivable/received
Lytus Inc share capital at disposal		162,000
Add: Retained earnings at disposal date		3,701
Total of Net assets at disposal		165,701
Group Share		124,276
Less Goodwill at acquisition date		68,500
Total Loss on deconsolidation date		$ (192,776)